Statement Of Changes in Stockholder's Equity - ARS ($) shares in Millions, $ in Millions	Total	Share Capital [Member]	Treasury Shares [Member]	Inflation Adjustment Of Share Capital And Treasury Shares (i) [Member]	Special Reserve Resolution C N V60912 (iii) [Member]	Cost Of Treasury Shares [Member]	Reserve For Future Dividends [Member]	Currency Translation Adjustment Reserve [Member]	Special Reserve [Member]	Total Other Reserves [Member]	Retained Earnings [Member]	Subtotal [Member]	Other Reserves (vi) [Member]	Legal reserve [Member]	Non-controlling Interest [Member]	Other reserves (1) [Member]	Shares to issue [Member]	Warrants [Member]	Share premium [Member]	Additional paid-in capital from treasury shares [Member]
Balance, shares at Jun. 30, 2021		657	2	278,825		(3,353)								21,049				23,367	316,653	1,947
Balance, amount at Jun. 30, 2021	$ 1,086,511							$ 8,504	$ 413,853		$ (374,352)	$ 812,110	$ 358,491		$ 274,401	$ (93,895)
Statement [Line Items]
Net profit for the year	279,471										276,741	276,741			2,730
Other comprehensive (loss) / income for the year	(1,405)							(4,317)		$ (1,429)		(1,429)	(1,429)		24	2,888
Total comprehensive (loss) / income for the year	278,066							(4,317)			276,741	275,312			2,754	2,888
Assignment of results according to Shareholders? Meeting									(403,132)	(403,132)	403,132
Repurchase of treasury shares, Shares		(4)	4			(2,604)
Repurchase of treasury shares, Amount										(2,604)		(2,604)	(2,604)
Warrants exercise, Shares																		(15)	48
Warrants exercise, Amount	33											33
Capitalization of irrevocable contributions	346														346
Dividend distribution	(1,416)														(1,416)
Incorporated by merger, Shares		152		1,509															211,233
Incorporated by merger, Amount	(1,512)							(152)		(1,401)	(27,939)	187,470		$ 3,916	(188,982)	(1,249)
Balance, shares at Jun. 30, 2022		805	6	280,334		(5,957)												23,352	527,934	1,947
Balance, amount at Jun. 30, 2022	1,359,424						$ 33,382	4,035	10,721		277,582	1,272,321	(50,075)	24,965	87,103	(92,256)
Statement [Line Items]
Net profit for the year	226,586										223,825	223,825			2,761
Other comprehensive (loss) / income for the year	(4,776)							(3,872)		(4,860)		(4,860)	(4,860)		84	(988)
Total comprehensive (loss) / income for the year	221,810							(3,872)			223,825	218,965			2,845	(988)
Assignment of results according to Shareholders? Meeting									205,586	205,586	(217,906)			12,320
Repurchase of treasury shares, Shares		(6)				(6,479)
Repurchase of treasury shares, Amount										(6,479)		(6,479)	(6,479)
Warrants exercise, Shares																		(71)	182
Warrants exercise, Amount	111											111
Capitalization of irrevocable contributions	7														7
Dividend distribution	(136,375)								(100,714)	(100,714)	(28,496)	(129,210)			(7,165)
Issuance of shares, Shares				45,929															(52,482)
Reserve for share-based payments, Shares						89														(82)
Reserve for share-based payments, Amount										82						(7)
Other changes in equity	558							539		539					19
Changes in non-controlling interest	(212)									(368)					156	(368)
Balance, shares at Jun. 30, 2023		799	12	326,263		(12,347)											6,553	23,281	475,634	1,865
Balance, amount at Jun. 30, 2023	1,438,844				$ 185,471		33,382	702	115,593		255,005	1,355,879	43,711	37,285	82,965	(93,619)
Statement [Line Items]
Net profit for the year	(33,803)										(29,126)	(29,126)			(4,677)
Other comprehensive (loss) / income for the year	(3,816)							(3,617)		(3,617)		(3,617)	(3,617)		(199)
Total comprehensive (loss) / income for the year	(37,619)										(29,126)	(32,743)			(4,876)
Assignment of results according to Shareholders? Meeting							39,575			39,575	(50,229)			10,654
Repurchase of treasury shares, Shares		(297)	297			(26,711)
Repurchase of treasury shares, Amount										(26,711)		(26,711)	(26,711)
Warrants exercise, Shares		51		8														(1,180)	2,753
Warrants exercise, Amount	1,632											1,632
Capitalization of irrevocable contributions															96
Dividend distribution	(224,802)								(57,517)	(57,517)	(162,847)	(220,364)			(4,438)
Issuance of shares, Shares		6,678	(125)			12,075											(6,553)			(12,075)
Reserve for share-based payments, Shares		1	(1)			99														(96)
Reserve for share-based payments, Amount										96			96			(3)
Changes in non-controlling interest										(45)					45	(45)
Issuance of shares, Amount										$ 12,075			12,075
Incorporation of treasury shares, Shares		(51)	51
Reimbursement of prescribed dividends	997										997	997
Balance, shares at Jun. 30, 2024		7,181	234	326,271		(26,884)												22,101	478,387	(10,306)
Balance, amount at Jun. 30, 2024	$ 1,152,437				$ 185,471		$ 72,957	$ (2,915)	$ 58,076		$ 13,800	$ 1,078,645	$ 7,567	$ 47,939	$ 73,792	$ (93,667)